Accrued Expenses (Details) - General and Administrative Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Professional Fees	$ 1,650	$ 0	$ 0
Directors and/ or officers
Cash compensation subject to fulfillment	$ 1,650